PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.       PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	Note	2018	2019

Advances to third parties	(i)	$30,787	$25,039
Prepaid expenses		4,144	1,279
Deposits		340	195
Loan to third parties		4,029	555
Funds receivable		1,477	175
Disposal of online wealth management business		2,388	503
Other receivable		362	489
Other current assets		5,988	2,219

Total		$49,515	$30,454
(i)

Advances to third parties mainly represents cash advanced to third party dealerships for car purchase. Specifically, some of the advances to third parties relates to consignment sales, in which the Company acts as an agent and assists other third party dealerships in the sale of their cars by allowing them to move their cars to the Company’s own lot. The Company pays those third party dealerships an advance amounting to the value of the car. The Company agrees to market those cars and if successfully sold, receives a commission from those third party dealerships. The Company does not take title to the cars and merely acts as an agent. The advance is subsequently settled either (1) when the car is sold by the Company or (2) if the car is not sold, the cash is remitted back to the Company by the third party dealership. The related balance was substantially collected after December 31, 2018, and the commission earned from the above arrangements is immaterial for the year ended December 31, 2018. As of December 31, 2019, the related balance related to consignment sales were in the amount of US$2.6 million.